Liquidity And Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Net cash used in operations	$ (377,469)	$ (206,255)	$ (1,064,892)	$ (1,095,986)
One Energy Enterprises Inc [Member]
Concentration Risk [Line Items]
Net loss	9,002,222		20,180,601	14,273,031
Net cash used in operations	(3,762,005)	$ (730,315)	(9,209,643)	$ (2,855,097)
Short-Term Debt	$ 14,756,440		$ 13,237,564